January 27, 1997

Dear Shareholder:

                          IAA TRUST GROWTH FUND, INC.

The net asset value of the Fund on December 31, 1996 was $19.33.

                                    RETURNS:

                      1 YEAR     5 YEARS    10 YEARS
                      ------     -------    --------
                      22.01%      11.74%     12.43%

These returns assume all dividends and capital gains distributions were reinvested.

    The year 1996 turned out to be one of the best investment environments of the last ten years as stocks, for the second consecutive year, turned in an outstanding performance. The S&P 500 returned 23.0% for the calendar year versus 22.0% for the Growth Fund. The average growth fund posted a return of 19.2% during the same period.

    The "goldilocks" scenario of slow growth, low inflation, and declining interest rates continued to buoy investors' spirits. With the exception of a minor correction in July, the gains seen in the S&P 500 were steady in each quarter. Investors seem convinced that stocks are the only place to be mainly because rates of returns on other financial assets, such as CDs and bonds, are currently low relative to the last 15 years. For the past 9 years, every dip in stock prices has proven to be a "buying opportunity." So far, the dip during the month of July was no exception.

    Even though stocks should outperform other financial assets over long periods of time, they have underperformed for extended periods as long as 5 years. This was the case during the period 1974-1982. Granted, many negative factors, such as the Arab oil embargo, the end of the Bretton Woods monetary system with its fixed currency exchange rates, and the end of the war in Vietnam emerged on the scene simultaneously. However, in 1972 none of the above events were foreseen by investors. Investors at that time seemed more concerned about the return on their money rather than the return of their money.

    The Growth Fund was overweighted in Technology during 1996 and this served us well. Intel was up 130%, Microsoft was up 94%, and Adaptec was up 84%. Financial stocks also performed well and we carried a market weighting in this sector. Health Care stocks also performed well with Merck, Smithkline, and Elan all doing better than the market.

    Basic Industry and Consumer Cyclical stocks did not do very well relative to the markets during the year. Although we feel that certain segments of these sectors will perform well, we continue to underweight these areas.

    Stock sectors that we continue to favor include Technology, Health, and Financials. Our strategy is to wait for an overall market correction as well as to take advantage of individual stock declines. We started the year with a cash position of about 13%. During the July decline this position was reduced to about 10%. It has been increased to about 13% again during the last few months as some of the stocks we owned achieved our target prices and were sold. Our cash is still high relative to other mutual funds, which will allow us to take advantage of declines.

                     IAA TRUST ASSET ALLOCATION FUND, INC.

The net asset value of the Fund on December 31, 1996 was $13.29.

                                    RETURNS:

                     1 YEAR     5 YEARS    10 YEARS
                     ------     -------    --------
                     12.96%      10.16%     9.31%

These returns assume all dividends and capital gains distributions were reinvested.

    1996 was a good year for the Asset Allocation Fund as strong stock performance compensated for a weak bond market. The Fund had a 13% annual return. Performance was enhanced by superior security selection but hurt by owning too few common stocks. We continue to believe that the level of risk in the stock market is high, therefore we still hold a lower proportion of Fund assets in stocks than many other asset allocation funds.

                                     STOCKS

    Common stock prices, as measured by the S&P 500 Stock Index, rose to record levels in 1996, up 22.9%. This comes on the heels of a stellar return in 1995. Stocks continued to be propelled by record flows of cash into mutual funds and strong corporate profits. The two year return of 69.1% on the S&P 500 Stock Index has only been surpassed a handful of times. Therefore, we caution shareholders that investment returns over the next several years will likely be below the previous two.

    Our equities strategy for 1997 will continue to be "Growth at a Reasonable Price." This means we look to invest in companies with superior growth potential, when such potential is not yet fully reflected in the stock price.

    Two themes we will continue to concentrate on are "The Graying of America" and "Feed the World." The Graying of America refers to the aging of the population, which is causing an increase in the ratio of older to younger Americans and a large absolute increase in the elderly population. This demographic change will have profound effects on the US economy as well as those of Asia and Europe which are experiencing a similar but more pronounced "graying." Companies in health care, recreation and finance have the potential to benefit.

    The "Feed the World" theme recognizes the growing importance of agriculture. Many countries with large populations, such as China, India and Brazil, are experiencing rising prosperity as a result of moves toward capitalism. When a country's wealth increases, its population's diet quickly improves and beef, poultry and grain consumption increase. This poses an excellent opportunity for producers of farm equipment, fertilizer, seed and other companies serving the agricultural industry.

                                     BONDS

    What might have been an extremely disappointing year for bonds was made tolerable when bond prices rallied over the past four months. Bond prices fell early in the year as inflation concerns heightened following surprising strength in the economy and rising grain and oil prices. However, bond prices rose sharply in September through early December thanks to moderate, controlled inflation and evidence of a slowing economy. Bonds returned some of those gains in December as the economy seemed to pick up strength. Overall, it was a moderately disappointing year for bond investors as intermediate term US Treasury notes returned less than 3%.

    We enter 1997 with a neutral view of the bond market. The market is torn between those who believe that rising wage inflation will result from tightness in the labor market and those who believe that the economy is slowing and wage inflation will not be a factor.

                                   ALLOCATION

    During the past year the Fund's stock investments increased from 49% to 53% of the portfolio as a result of both rising stock prices and new purchases. Bond investments increased from 37% to 39%, while cash and cash equivalents decreased from 14% to 8%. We intend to increase the bond position on market weakness while keeping the Fund's stock weighting stable.

                      IAA TRUST TAX EXEMPT BOND FUND, INC.

    The annualized total returns for the Fund for the period ended December 31, 1996 are as follows:


                     1 YEAR      5 YEARS     10 YEARS
                     ------      -------     --------
                      2.96%       5.62%        6.27%


    These returns assume all dividends and capital gains distributions were reinvested. Although the Fund's income is exempt from federal income tax, it may be subject to state income taxation.

    Municipal interest rates ended 1996 only slightly higher than they were at the beginning of the year. The Bond Buyer 20 Index, at a yield of 5.44% this time last year, rose to a high of 6.12% mid-year, then back to 5.66% as of year-end 1996. The good news for some investors is that municipal bonds outperformed the Treasury market over the past year. Several factors influenced this performance. First, with the threat of flat tax reform out of the picture, municipal yields returned to a more typical relationship to Treasury yields. Secondly, insurance companies were strong long municipal bond buyers. Finally, new issue municipal bond supply, although higher in the first five months of the year, declined to 1995's levels for the remainder.

    Our decision to maintain the portfolio's duration at approximately the same level it was this time last year did not help the Fund's performance the first half of the year as interest rates rose. However, as interest rates declined for the remainder of the year, our duration position benefited Fund performance. The Fund's total return for the year was 2.96%. In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.43%. The Lehman Index has a higher return because it does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund.

    The outlook for the municipal bond market in 1997 is favorable, reflecting expectations that inflation will remain low and the economy will grow at a modest pace. Municipal bonds, no longer threatened by the political debate on tax reform, should outperform the US Treasury market again this year. With this in mind, we will continue our strategy of investing in high-quality bonds, while seeking the best possible return.

                IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
                              MONEY MARKET SERIES

    In recent decades, the longest the Federal Reserve has gone without changing interest rates has been the 17 months between September 4, 1992, and February 4, 1994. The Federal Reserve's last move was January 31, 1996, when it cut short-term rates by one-quarter of one percent. Without compelling evidence that the economy will change from its current path of seemingly sustainable growth and low inflation, Federal Reserve inaction could reach an historic duration.

    Unemployment hovers at what many believe to be inflation-provoking levels, and consumers continue to be burdened by debt. However, consumer confidence is high. At 70 months and going, the current US economic expansion is quite old compared to the peacetime average of 43 months. In a December speech, Federal Reserve Chairman Alan Greenspan warned that, "we should not underestimate ... the complexities of the interactions of asset markets and the economy." Perhaps the financial market's frailty was demonstrated when, in the same speech, Mr. Greenspan alarmed stock and bond markets worldwide by alluding to their "irrational exuberance."

    With the current complexities of trying to forecast interest rate movements, the Fund will maintain a moderate duration and focus on the quality of issuers. The average maturity of the Fund decreased from 45 days on June 30, 1996, to 38 days on December 31, 1996, in order to take advantage of higher short-term yields. During the same period, the 7-day average yield increased from 4.49% to 4.52%.

                                   Sincerely,

                                    [PHOTO]

                                  [Signature]
                               Ronald R. Warfield
                                   President

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC.


PORTFOLIO CHANGES For the Six Months Ended December 31, 1996

MAJOR PURCHASES                                MAJOR SALES
Sun Microsystems, Inc.                         Mylan Laboratories, Inc. (2)
Talbots, Inc. (1)                              U.S. Healthcare, Inc. (2)
Integrated Health Services, Inc. (1)           MBNA Corp.
Adaptec, Inc. (1)                              Ford Motor Co. (2)
VeriFone, Inc. (1)                             Gymboree Corp. (2)
Petroleum Securities Australia, Ltd. (1)       Wellman, Inc. (2)
Gentex Corp.                                   Department 56, Inc. (2)
Columbia/HCA Healthcare Corp.                  Hewlett-Packard Co.

(1) New Holdings                               (2) Deletions


TEN LARGEST HOLDINGS December 31, 1996
                                                                    PERCENT
                                                        VALUE       OF FUND
                                                     -----------   ----------
Intel Corp.......................................... $ 3,666,250        3.94%
General Electric Co.................................   3,164,000        3.40
Travelers, Inc......................................   2,722,500        2.93
Green Tree Financial Corp...........................   2,317,500        2.49
Sun Microsystems, Inc...............................   2,311,875        2.49
Royal Dutch Petroleum Co., ADR......................   2,185,600        2.35
Motorola, Inc.......................................   2,148,125        2.31
GTE Corp............................................   2,002,000        2.15
Elan Corp., PLC.....................................   1,995,000        2.15
Merck & Co..........................................   1,981,250        2.13
                                                     -----------       -----
                                                     $24,494,100       26.34%
                                                     ===========       =====
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC.

PORTFOLIO CHANGES For the Six Months Ended December 31, 1996

MAJOR PURCHASES                                MAJOR SALES
BellSouth Capital Funding Corp., 6.040%,       Motorola, Inc. (2)
  11/15/26 (1)                                 Int'l. American Development Bank
United States Treasury Notes, 6.500%,            8.875%, 06/01/09
  05/15/05 (1)                                 Travelers, Inc.
Wendy's International, Inc. (1)                U.S. Healthcare, Inc. (2)
Warnaco Group, Inc., Cl. A (1)                 Illinois Tool Works, Inc.
OccuSystems, Inc. (1)                          Learonal, Inc. (2)
DePuy, Inc. (1)                                Lucent Technologies, Inc. (2)
Integrated Health Services, Inc.


(1) New Holdings                               (2) Deletions


TEN LARGEST HOLDINGS December 31, 1996
                                                                      PERCENT
                                                           VALUE      OF FUND
                                                         ---------  -----------
Tennessee Valley Authority, 5.980%,
  04/01/36............................................. $  506,875        4.55%
Bell of Pennsylvania, Putable Debentures,
  8.350%, 12/15/30.....................................    233,750        2.10
Procter & Gamble Co....................................    215,000        1.93
United States Treasury Notes, 7.250%,
  05/15/04.............................................    210,562        1.89
Citicorp...............................................    200,850        1.80
United States Treasury Notes,
  5.875%, 03/31/99.....................................    199,874        1.79
Discover Credit Card Trust,
  6.750%, 02/16/02.....................................    199,063        1.78
BellSouth Capital Funding Corp.,
  6.040%, 11/15/26.....................................    198,250        1.78
Federal Home Loan Mortgage Corp.,
  6.500%, 06/15/06.....................................    197,500        1.77
Exxon Corp.............................................    196,000        1.76
                                                        ----------       -----
                                                        $2,357,724       21.15%
                                                        ==========       =====
--------------------------------------------------------------------------------

IAA TRUST MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------


IAA TRUST TAX EXEMPT BOND FUND, INC.


PORTFOLIO CHANGES For the Six Months Ended December 31, 1996


MAJOR PURCHASES                           MAJOR SALES
Shelby County, Tennessee,                 Los Angeles, California Wastewater
  General Obligation, Series B (1)          System Revenue (2)
  5.875%, 06/01/18                          6.000%, 11/01/14
Saint Paul, Minnesota Independent         Public Utility District #1 of
  School District #625, General             Chelan County, Washington Revenue(2)
   Obligation, Series C (1)                 5.250%, 06/01/13
 5.250%, 02/01/13

(1) New Holdings                             (2) Deletions



TEN LARGEST HOLDINGS December 31, 1996

                                                                                        PERCENT
                                                                             VALUE      OF FUND
                                                                           ---------  -----------
Wisconsin State Clean Water Revenue, 5.300%, 06/01/12.................... $  679,000        3.79%
Peru, Indiana Community School, 6.750%, 01/01/09.........................    587,812        3.28
Texas A&M University Revenues Fin. System, 5.375%, 05/15/14..............    587,250        3.28
Pennsylvania State Higher Education Revenue, 5.600%, 09/01/10............    584,344        3.26
State of Rhode Island Ref. General Obligation, 7.000%, 06/15/05..........    575,000        3.21
Louisville & Jefferson County, Met. Sewer Dist. Rev., 5.250%, 05/15/10...    567,094        3.17
Cape Girardeau, Missouri Waterworks System, 7.450%, 03/01/05.............    565,625        3.16
Connecticut State Unlimited Tax General Obligation, 5.400%, 03/15/08.....    562,375        3.14
Chicago, Illinois Water Revenue, 6.500%, 11/01/15........................    554,375        3.10
Maricopa County School Dist. Arizona Unlimited, 6.400%, 07/01/06.........    550,000        3.07
                                                                          ----------       -----
                                                                          $5,812,875       32.46%
                                                                          ==========       =====

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
    MONEY MARKET SERIES


TEN LARGEST HOLDINGS December 31, 1996


                                                                       PERCENT
                                                           VALUE       OF FUND
                                                         ----------  -----------

Ameritech Corp., 5.33%, 02/13/97....................... $ 2,006,146        4.83%
PHH Corp., 5.32%, 01/24/97.............................   1,714,154        4.12
Philip Morris Cos., Inc., 6.45%, 01/02/97..............   1,599,713        3.85
Daimler-Benz NA Corp., 5.33%, 03/20/97.................   1,334,410        3.21
Schering Corp., 5.31%, 02/11/97........................   1,292,138        3.11
U.S. Central Credit Union, 5.32%, 01/27/97.............   1,276,078        3.07
IBM Credit Corp., 5.36%, 03/27/97......................   1,240,000        2.98
Province of Quebec, 5.43%, 01/06/97....................   1,149,133        2.76
John Deere Capital Corp., 5.35%, 01/29/97..............   1,144,000        2.75
Norwest Corp., 5.29%, 01/09/97.........................   1,028,789        2.47
                                                        -----------       -----
                                                        $13,784,561       33.15%
                                                        ===========       =====

         PORTFOLIO CHARACTERISTICS December 31, 1996
         30 DAY AVERAGE YIELD: 4.49%
         7 DAY AVERAGE YIELD: 4.52%
         AVERAGE DAYS TO MATURITY: 38.26

--------------------------------------------------------------------------------




IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1996 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC.


                                   SHARES      VALUE
                                  ---------  ---------
COMMON STOCKS -- 86.85%

BASIC INDUSTRY -- 5.81%
Engelhard Corp. ................    60,000  $1,147,500
IMC Global, Inc. ...............    25,000     978,125
Newmont Mining Corp. ...........    20,000     895,000
Nucor Corp. ....................    30,000   1,530,000
Weyerhaeuser Co. ...............    18,000     852,750
                                            ----------
                                             5,403,375
                                            ----------

CAPITAL GOODS -- 7.83%
Channell Commercial Corp.* .....    50,000     618,750
Deere & Co. ....................    20,400     828,750
General Electric Co. ...........    32,000   3,164,000
Hardinge, Inc. .................    37,000     985,125
York International, Inc. .......    30,000   1,676,250
                                            ----------
                                             7,272,875
                                            ----------

CONSUMER CYCLICAL -- 5.26%
Gentex Corp. ...................    65,000   1,308,125
Talbots, Inc. ..................    40,000   1,145,000
Titan Wheel International,
  Inc. .........................    55,000     701,250
Wal-Mart Stores, Inc. ..........    50,000   1,143,750
Warnaco Group, Inc., Cl. A .....    20,000     592,500
                                            ----------
                                             4,890,625
                                            ----------

CONSUMER SERVICES -- 1.56%
American Greetings Corp. .......    10,000     283,750
First Data Corp. ...............    32,000   1,168,000
                                            ----------
                                             1,451,750
                                            ----------

CONSUMER STAPLES -- 7.46%
American Stores Co. ............    40,000   1,635,000
Archer-Daniels-Midland Co. .....    50,000   1,100,000
PepsiCo, Inc. ..................    50,000   1,462,500
Procter & Gamble Co. ...........    14,000   1,505,000
Unilever N.V. ..................     7,000   1,226,750
                                            ----------
                                             6,929,250
                                            ----------

ENERGY -- 10.16%
Chevron Corp. ..................    25,000   1,625,000
Exxon Corp. ....................    20,000   1,960,000
Petroleum Securities Australia
  Ltd., ADR*....................    30,000     682,500
Phillips Petroleum Co. .........    40,000   1,770,000
Royal Dutch Petroleum Co.,
  ADR ..........................    12,800   2,185,600
Unocal Corp. ...................    30,000   1,218,750
                                            ----------
                                             9,441,850
                                            ----------

                                   SHARES      VALUE
                                  --------- ----------
FINANCE -- 11.14%
American International Group,
  Inc. .........................    15,000  $1,623,750
Federal National Mortgage
  Assoc. .......................    49,000   1,825,250
Green Tree Financial Corp. .....    60,000   2,317,500
MBNA Corp. .....................    45,000   1,867,500
Travelers, Inc. ................    60,000   2,722,500
                                            ----------
                                            10,356,500
                                            ----------

HEALTH -- 10.04%
Columbia/HCA Healthcare
  Corp. ........................    25,000   1,018,750
Elan Corp., PLC* ...............    60,000   1,995,000
Integrated Health Services,
  Inc. .........................    34,500     840,938
Johnson & Johnson ..............    36,000   1,791,000
Merck & Co. ....................    25,000   1,981,250
SmithKline Beecham PLC, ADR ....    25,000   1,700,000
                                            ----------
                                             9,326,938
                                            ----------

TECHNOLOGY -- 17.08%
Adaptec, Inc.* .................    36,000   1,440,000
Hewlett-Packard Co. ............    35,000   1,758,750
Intel Corp. ....................    28,000   3,666,250
International Business Machines
  Corp. ........................     8,000   1,208,000
Microsoft Corp.* ...............    20,000   1,652,500
Motorola, Inc. .................    35,000   2,148,125
Sun Microsystems, Inc.* ........    90,000   2,311,875
VeriFone, Inc.* ................    20,000     590,000
Vishay Intertechnology, Inc. ...    47,000   1,098,625
                                            ----------
                                            15,874,125
                                            ----------

TRANSPORTATION -- 2.33%
Burlington Northern Corp. ......    10,000     863,750
Federal Express Corp. ..........    12,000     534,000
Illinois Central Corp. .........    24,000     768,000
                                            ----------
                                             2,165,750
                                            ----------

UTILITIES -- 8.18%
AT & T Corp. ...................    35,000   1,522,500
DPL, Inc. ......................    75,000   1,837,500
GTE Corp. ......................    44,000   2,002,000
NICOR, Inc. ....................    50,000   1,787,500
Wisconsin Energy Corp. .........    17,000     456,875
                                            ----------
                                             7,606,375
                                            ----------

TOTAL COMMON STOCKS
  (cost $49,818,999) ...........            80,719,413
                                            ----------




IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1996 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST GROWTH FUND, INC. (CONTINUED)



                                  PRINCIPAL
                                   AMOUNT       VALUE
                                 ----------  ----------
COMMERCIAL PAPER -- 12.91%
Toyota Motor Credit Co.
 6.45%, 01/02/97 ............... $2,177,000  $2,176,610
Province of Quebec
 5.43%, 01/06/97 ...............  1,300,000   1,299,019
Associates Corp. of N. America
 5.35%, 01/08/97 ...............  1,000,000   1,000,000
Commercial Credit Co.
 5.47%, 01/08/97 ...............    153,000     153,000
AVCO Financial Services, Inc.
 5.40%, 01/15/97 ...............    820,000     820,000
General Electric Capital Corp.
 5.46%, 01/16/97 ...............  1,000,000   1,000,000
Beneficial Corp.
 5.33%, 01/17/97 ...............    786,000     786,000
CIT Group Holdings, Inc.
 5.39%, 01/22/97 ...............  1,096,000   1,096,000
John Deere Capital Corp.
 5.38%, 01/27/97 ...............    539,000     539,000
Beneficial Corp.
 5.52%, 01/30/97 ...............     93,000      93,000


                                  PRINCIPAL
                                   AMOUNT       VALUE
                                 ----------  ----------
Household Finance Corp.
 5.40%, 02/06/97 ............... $   62,000  $   62,000
Prudential Funding Corp.
 5.45%, 02/11/97 ...............  1,200,000   1,200,000
Ameritech Corp.
 5.33%, 02/13/97 ...............    735,000     730,321
Toyota Motor Credit Co.
 5.27%, 02/18/97 ...............    444,000     440,880
American General Finance Corp.
 5.37%, 03/04/97 ...............    600,000     600,000
                                            -----------

TOTAL COMMERCIAL PAPER
 (cost $11,995,830) ............             11,995,830
                                            -----------

TOTAL INVESTMENTS -- 99.76%
 (cost $61,814,829) ............             92,715,243
                                            -----------

CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 0.24% ...                223,287
                                            -----------

NET ASSETS -- 100.00% ..........            $92,938,530
                                            ===========
* Non-income producing security


                       See notes to financial statements.


IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1996 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC.



                                   SHARES       VALUE
                                  ---------   ---------
COMMON STOCKS -- 53.12%

BASIC INDUSTRY -- 1.74%
IMC Global, Inc. ...............      1,000   $  39,125
Mead Corp. .....................      1,200      69,750
Potash Corp. of Saskatchewan ...      1,000      85,000
                                              ---------
                                                193,875
                                              ---------
CAPITAL GOODS -- 4.00%
AGCO Corp. .....................      2,000      57,250
Case Corp. .....................      1,800      98,100
Fluor Corp. ....................        700      43,925
General Electric Co. ...........        900      88,987
Illinois Tool Works, Inc. ......        500      39,938
Philips Electronics N.V. .......      1,950      78,000
York International Corp. .......        700      39,113
                                              ---------
                                                445,313
                                              ---------
CONSUMER CYCLICAL -- 4.74%
Chrysler Corp. .................      2,000      66,000
Department 56, Inc.* ...........      3,000      74,250
Fleetwood Enterprises, Inc. ....      2,400      66,000
Harley-Davidson, Inc. ..........        500      23,500
Magna International, Inc., Cl.
  A ............................      1,500      83,625
Planet Hollywood International,
  Inc., Cl. A* .................      1,000      19,750
Titan Wheel International,
  Inc. .........................      3,000      38,250
Wal-Mart Stores, Inc. ..........      3,000      68,625
Warnaco Group, Inc., Cl. A .....      3,000      88,875
                                              ---------
                                                528,875
                                              ---------
CONSUMER SERVICES -- 2.12%
First Data Corp. ...............      1,500      54,750
Tribune Co. ....................      1,000      78,875
Wendy's International, Inc. ....      5,000     102,500
                                              ---------
                                                236,125
                                              ---------
CONSUMER STAPLES -- 6.10%
Albertson's, Inc. ..............      2,900     103,312
Coca-Cola Co. ..................      2,400     126,300
Gillette Co. ...................      2,000     155,500
Procter & Gamble Co. ...........      2,000     215,000
Walgreen Co. ...................      2,000      80,000
                                              ---------
                                                680,112
                                              ---------
ENERGY -- 5.94%
Atlantic Richfield Co. .........        700      92,750
Exxon Corp. ....................      2,000     196,000
Repsol S.A., ADR ...............      2,100      80,063
Schlumberger, Ltd. .............        600      59,925
Williams Cos., Inc. ............      4,200     157,500
YPF Sociedad Anonima, ADS ......      3,000      75,750
                                              ---------
                                                661,988
                                              ---------
FINANCE -- 6.89%
Bank of New York ...............      3,000     101,250
BankAmerica Corp. ..............      1,000      99,750


                                   SHARES       VALUE
                                  ---------   ---------

Citicorp .......................      1,950   $ 200,850
Echelon International Corp.,
  Inc.* ........................         80       1,250
Meditrust, Inc. ................      2,700     108,000
National Golf Properties,
  Inc. .........................      2,500      79,063
Norwest Corp. ..................      3,400     147,900
Travelers , Inc. ...............        665      30,174
                                              ---------
                                                768,237
                                              ---------
HEALTH -- 7.75%
Aetna, Inc. ....................        561      44,880
Bristol-Myers Squibb Co. .......      1,000     108,750
Columbia/HCA Healthcare
  Corp. ........................      4,050     165,038
DePuy, Inc.* ...................      3,500      70,875
Elan Corp., PLC* ...............      4,500     149,625
ESC Medical Systems, Ltd.* .....        450      11,475
Integrated Health Services,
  Inc. .........................      5,200     126,750
Johnson & Johnson ..............      2,400     119,400
OccuSystems, Inc.* .............      2,500      67,500
                                              ---------
                                                864,293
                                              ---------
TECHNOLOGY -- 9.06%
AirTouch Communications,
  Inc.* ........................      1,500      37,875
Bell & Howell Co.* .............      2,000      47,500
Hewlett-Packard Co. ............        900      45,225
Intel Corp. ....................        800     104,750
Kemet Corp.* ...................      4,000      93,000
Lam Research Corp.* ............      2,000      56,250
Microsoft Corp.* ...............      1,000      82,625
Oracle Corp. ...................      3,125     130,469
Raytheon Co. ...................      2,200     105,875
Sun Microsystems, Inc. .........      2,000      51,375
Tektronix, Inc. ................      2,500     128,125
Ultratech Stepper, Inc.* .......      3,500      83,125
VeriFone, Inc.* ................      1,500      44,250
                                              ---------
                                              1,010,444
                                              ---------
TRANSPORTATION -- 1.52%
Federal Express Corp.* .........      3,800     169,100
                                              ---------
UTILITIES -- 3.26%
AT & T Corp. ...................      1,200      52,200
BellSouth Corp. ................      1,500      60,562
CILCORP, Inc. ..................      1,200      43,950
Florida Progress Corp. .........      1,200      38,700
Pacific Telesis Group, Inc. ....      1,500      55,125
Texas Utilities, Inc. ..........      1,000      40,750
Wisconsin Energy Corp. .........      2,700      72,562
                                              ---------
                                                363,849
                                              ---------
TOTAL COMMON STOCKS
 (cost $3,964,106)..............              5,922,211
                                              ---------
PREFERRED STOCKS -- 0.13%
 (cost $12,213)
Aetna, Inc. Convertible
 Preferred 6.25% ...............        187      14,843
                                              ---------




IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1996 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)



                                  PRINCIPAL
                                   AMOUNT       VALUE
                                  ---------   ---------
BONDS AND NOTES -- 38.39%
AUTO -- 1.04%
General Motors Acceptance Corp.
 8.875%, 06/01/10 ..............  $ 100,000   $ 115,875
                                              ---------
BANKING -- 1.98%
International American
 Development Bank
 9.500%, 10/15/97 ..............    100,000     102,750
International American
 Development Bank
 8.875%, 06/01/09 ..............    100,000     118,625
                                              ---------
                                                221,375
                                              ---------
BEVERAGES -- 0.90%
Coca-Cola Co.
 6.625%, 10/01/02 ..............    100,000     100,375
                                              ---------
CHEMICALS -- 0.91%
DuPont (E.I.) DeNemours & Co.
 6.750%, 10/15/02 ..............    100,000     101,250
                                              ---------
FINANCE COMPANIES -- 3.49%
Chemical Master Credit Card
 Trust
 5.980%, 09/15/08 ..............    200,000     189,973
Discover Card Credit Trust
 6.750%, 02/16/02 ..............    200,000     199,063
                                              ---------
                                                389,036
                                              ---------
TELEPHONE UTILITY -- 6.39%
Bell of Pennsylvania
 Putable Debentures
 8.350%, 12/15/30 ..............    200,000     233,750
BellSouth Capital Funding Corp.
 6.040%, 11/15/26 ..............    200,000     198,250
Chesapeake & Potomac Telephone
 Co. of Virginia Debentures
 8.375%, 10/01/29 ..............    100,000     115,875
New Jersey Bell Telephone Co.
 7.850%, 11/15/29 ..............    150,000     164,250
                                              ---------
                                                712,125
                                              ---------
U.S. GOVERNMENT AGENCIES -- 12.85%
Federal Farm Credit Bank
 5.800%, 12/18/00 ..............    100,000      97,281
Federal Home Loan Bank
 6.830%, 06/07/01 ..............    100,000      98,500
Federal Home Loan Bank
 8.000%, 09/20/04 ..............    100,000     102,500
Federal Home Loan Mortgage Corp.
 10.750%, 07/01/00 .............      3,513       3,513
Federal Home Loan Mortgage Corp.
 8.750%, 04/01/01 ..............     34,954      35,653



                                  PRINCIPAL
                                   AMOUNT       VALUE
                                  ---------   ---------
Federal Home Loan Mortgage Corp.
 10.150%, 04/15/06 .............  $  22,730   $  23,668
Federal Home Loan Mortgage Corp.
 6.500%, 06/15/06 ..............    200,000     197,500
Federal National Mortgage
 Association
 7.060%, 11/02/05 ..............    200,000     193,000
Government National Mortgage
 Association Pool #60721
 9.750%, 04/15/98 ..............      2,062       2,209
Government National Mortgage
 Association Pool #30111
 9.000%, 05/15/09 ..............     18,207      19,185
Government National Mortgage
 Association Pool #23653
 9.500%, 06/15/09 ..............     12,483      13,493
Government National Mortgage
 Association Pool #32147
 9.500%, 08/15/09 ..............     12,939      13,987
Government National Mortgage
 Association Pool #161621
 9.000%, 07/15/16 ..............    118,589     124,963
Tennessee Valley Authority
 5.980%, 04/01/36 ..............    500,000     506,875
                                              ---------
                                              1,432,327
                                              ---------
U.S. GOVERNMENT OBLIGATIONS -- 10.83%
United States Treasury Notes
 5.875%, 03/31/99 ..............    200,000     199,874
United States Treasury Notes
 6.750%, 06/30/99 ..............    100,000     101,805
United States Treasury Notes
 6.875%, 07/31/99 ..............    100,000     102,800
United States Treasury Notes
 6.375%, 08/15/02 ..............    100,000     100,763
United States Treasury Notes
 7.250%, 05/15/04 ..............    200,000     210,562
United States Treasury Notes
 7.250%, 08/15/04 ..............    100,000     105,298
United States Treasury Notes
 6.500%, 05/15/05 ..............    100,000     100,694
United States Treasury Notes
 6.875%, 05/15/06 ..............    150,000     154,627
United States Treasury Bonds
 11.625%, 11/15/04 .............    100,000     132,040
                                              ---------
                                              1,207,743
                                              ---------
TOTAL BONDS AND NOTES
 (cost $4,122,574) .............              4,280,106
                                              ---------




IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1996 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST ASSET ALLOCATION FUND, INC. (CONTINUED)



                                  PRINCIPAL
                                   AMOUNT       VALUE
                                  ---------   ---------
COMMERCIAL PAPER -- 7.05%
Toyota Motor Credit Co.
 6.45%, 01/02/97 ...............  $ 418,000   $ 417,925
Beneficial Corp.
 5.335%, 01/17/97 ..............     65,000      65,000
U.S. Central Credit Union
 5.320%, 01/27/97 ..............     19,000      18,927
General Electric Capital Corp.
 5.371%, 01/30/97 ..............    284,000     284,000
                                              ---------

TOTAL COMMERCIAL PAPER
 (cost $785,852) ...............                785,852
                                              ---------


                                   SHARES       VALUE
                                  --------   ----------
OTHER SHORT TERM
 INVESTMENTS -- 0.86%
MONEY MARKET FUNDS
Dreyfus Money Market Fund ......    78,399  $    78,399
Federated Prime Obligation
 Fund ..........................    17,000       17,000
                                            -----------

TOTAL MONEY MARKET FUNDS
 (cost $95,399) ................                 95,399
                                            -----------

TOTAL INVESTMENTS -- 99.55%
 (cost $8,980,144) .............             11,098,411
                                            -----------

CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 0.45% ...                 49,654
                                            -----------

NET ASSETS -- 100% .............            $11,148,065
                                            ===========


* Non-income producing security


                       See notes to financial statements.


IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1996 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC.



                                  PRINCIPAL
                                   AMOUNT       VALUE
                                  ---------   ---------
MUNICIPAL BONDS
  (TAX EXEMPT) -- 97.24%
ARIZONA -- 5.99%
Bullhead City, Arizona Parkway
  Revenue
  6.100%, 01/01/07 .............  $ 250,000   $ 256,875
Maricopa County School District
  #93
  Arizona Unlimited Tax General
  Obligation
  6.400%, 07/01/06 .............    500,000     550,000
Salt River Project Arizona
  Agriculture Improvement &
  Power District Electric
  System Revenue
  5.625%, 01/01/06 .............    250,000     265,313
                                              ---------
                                              1,072,188
                                              ---------
CALIFORNIA -- 5.85%
California State Public Works
  Board Lease Revenue
  5.200%, 12/01/09 .............    500,000     490,000
City of Fresno, California
  Sewer System Revenue
  6.250%, 09/01/14 .............    250,000     276,562
Fresno, California
  Unified School District,
  General Obligation
  5.875%, 08/01/15 .............    275,000     280,156
                                              ---------
                                              1,046,718
                                              ---------
COLORADO -- 2.67%
Denver, Colorado City & County
  General Obligation
  5.000%, 10/01/10 .............    500,000     478,125
                                              ---------
CONNECTICUT -- 3.14%
Connecticut State Unlimited Tax
  General Obligation
  5.400%, 03/15/08 .............    550,000     562,375
                                              ---------
FLORIDA -- 2.92%
Port St. Lucie, Florida
  Utility System Revenue
  5.900%, 09/01/09 .............    500,000     523,125
                                              ---------
ILLINOIS -- 16.62%
Chicago, Illinois O'Hare
  International Airport Revenue
  5.000%, 01/01/16 .............    500,000     458,125
Chicago, Illinois Water Revenue
  6.000%, 11/01/15 .............    500,000     554,375
Illinois State Sales Tax Revenue
  5.400%, 06/15/13 .............    550,000     529,375
Illinois State Toll Highway
  Authority Revenue, Series A
  6.300%, 01/01/12 .............    275,000     297,688
Northwest Suburban Municipal
  Joint Action Water Agency
  Illinois Contract Revenue
  6.450%, 05/01/07 .............    400,000     445,500
Northwest Water Commission
  Illinois, Cook & Lake Revenue
  5.000%, 05/01/13 .............    500,000     466,875
Sangamon County, Illinois Tax
  General Obligation
  6.500%, 03/01/08 .............    200,000     223,750
                                              ---------
                                              2,975,688
                                              ---------


                                  PRINCIPAL
                                   AMOUNT       VALUE
                                  ---------   ---------
INDIANA -- 3.28%
Peru, Indiana Community School
  Corp. Revenue
  6.750%, 01/01/09 .............  $ 550,000   $ 587,812
                                              ---------
KENTUCKY -- 3.17%
Louisville & Jefferson County
  Met. Sewer Dist. Rev., Series
  A
  5.250%, 05/15/10 .............    575,000     567,094
                                              ---------
MASSACHUSETTS -- 2.93%
Massachusetts State Water
  Resource Authority Revenue
  6.000%, 11/01/08 .............    500,000     525,000
                                              ---------
MINNESOTA -- 2.75%
Saint Paul, Minnesota
  Independent School District
  #625 General Obligation,
  Series C
  5.250%, 02/01/13 .............    500,000     492,500
                                              ---------
MISSISSIPPI -- 1.49%
Mississippi State Unlimited
  General Obligation, Series B
  5.900%, 11/15/11 .............    250,000     266,563
                                              ---------
MISSOURI -- 3.16%
Cape Girardeau, Missouri
  Waterworks System Revenue
  7.450%, 03/01/05 .............    500,000     565,625
                                              ---------
NEBRASKA -- 1.72%
Grand Island, Nebraska Sewer
  Project Revenue
  5.850%, 04/01/08 .............    200,000     208,750
Nebraska Public Power Dist.
  Revenue
  5.400%, 01/01/10 .............    100,000      99,625
                                              ---------
                                                308,375
                                              ---------
NEVADA -- 5.10%
Clark County, Nevada School
  District General Obligation
  5.250%, 06/01/07 .............    500,000     505,000
Henderson, Nevada Water and
  Sewer Unlimited Tax General
  Obligation
  5.375%, 06/01/07 .............    400,000     408,500
                                              ---------
                                                913,500
                                              ---------
NEW YORK -- 2.69%
New York State Dormitory
  Authority Revenue
  5.500%, 07/01/12 .............    500,000     482,500
                                              ---------
NORTH CAROLINA -- 1.54%
North Carolina East Municipal
  Power Agency System Revenue
  7.000%, 01/01/08 .............    250,000     275,938
                                              ---------
OHIO -- 2.82%
Montgomery County, Ohio
  Sewer System Revenue
  5.600%, 09/01/11 .............    500,000     505,625
                                              ---------





IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1996 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST TAX EXEMPT BOND FUND, INC. (CONTINUED)



                                  PRINCIPAL
                                   AMOUNT      VALUE
                                  ---------  ---------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA -- 6.10%
Pennsylvania Intergovernmental
  Corp. Authority, Special
  Tax Revenue
  5.450%, 06/15/08 .............  $ 500,000  $  508,125
Pennsylvania State Higher
  Education Revenue Bonds,
  Series A
  5.600%, 09/01/10 .............    575,000     584,344
                                             ----------
                                              1,092,469
                                             ----------
RHODE ISLAND -- 3.21%
State of Rhode Island Refunding
  General Obligation
  7.000%, 06/15/05 .............    500,000     575,000
                                             ----------
TENNESSEE -- 2.84%
Shelby County, Tennessee
  General Obligation, Series B
  5.875%, 06/01/18 .............    500,000     509,375
                                             ----------
TEXAS -- 10.35%
Austin, Texas Limited Tax
  General Obligation
  7.250%, 09/01/03 .............    350,000     398,125
Bexar County, Texas
  Detention Facilities Limited
  Tax General Obligation
  5.750%, 06/15/10 .............    500,000     512,500
Garland, Texas Limited Tax
  General Obligation
  5.800%, 08/15/12 .............    350,000     356,125
Texas A&M University Revenues
  Financing System
  5.375%, 05/15/14 .............    600,000     587,250
                                             ----------
                                              1,854,000
                                             ----------


                                  PRINCIPAL
                                   AMOUNT       VALUE
                                  ---------  ----------

WASHINGTON -- 1.55%
Washington Public Power Supply
  System, Nuclear Project #1,
  Refunding Revenue, 1990-C
  7.625%, 07/01/01 ............. $ 250,000  $   277,812
                                            -----------
WISCONSIN -- 5.35%
Brookfield, Wisconsin Unlimited
  Tax Corp. General Obligation
  6.900%, 03/15/03 .............   250,000      279,375
Wisconsin State Clean Water
  Revenue Bond
  5.300%, 06/01/12 .............   700,000      679,000
                                            -----------
                                                958,375
                                            -----------
TOTAL MUNICIPAL BONDS
  (cost $17,056,136) ...........             17,415,782
                                            -----------

                                  SHARES
                                 ---------
TAX EXEMPT
 MONEY MARKET FUNDS -- 1.31%
 (cost $234,221)
Nuveen Tax Exempt Fund .........   234,221      234,221
                                            -----------
TOTAL INVESTMENTS -- 98.55%
 (cost $17,290,357) ............             17,650,003
                                            -----------
CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 1.45% ...                260,529
                                            -----------
NET ASSETS -- 100% .............            $17,910,532
                                            ===========

                       See notes to financial statements.

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1996 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
    IAA TRUST MONEY MARKET SERIES



                                  PRINCIPAL
                                   AMOUNT        VALUE
                                 ----------   ----------
COMMERCIAL PAPER -- 98.60%
AUTO & TRUCK -- 13.35%
Daimler-Benz NA Corp.
  5.30%, 02/14/97 .............. $  500,000   $  496,761
Daimler-Benz NA Corp.
  5.33%, 03/20/97 ..............  1,350,000    1,334,410
Ford Motor Credit Co.
  5.57%, 01/08/97 ..............    530,000      530,000
Ford Motor Credit Co.
  5.36%, 01/16/97 ..............    750,000      750,000
Ford Motor Credit Co.
  5.41%, 03/24/97 ..............    750,000      750,000
Toyota Motor Credit Co.
  6.45%, 01/02/97 ..............    622,000      621,888
Toyota Motor Credit Co.
  5.28%, 02/10/97 ..............    430,000      427,477
Toyota Motor Credit Co.
  5.27%, 02/18/97 ..............    646,000      641,461
                                              ----------
                                               5,551,997
                                              ----------
COMMERCIAL BANKING -- 5.54%
Norwest Corp.
  5.29%, 01/09/97 ..............  1,030,000    1,028,789
U.S. Central Credit Union
  5.32%, 01/27/97 ..............  1,281,000    1,276,078
                                              ----------
                                               2,304,867
                                              ----------
COMMERCIAL FINANCE -- 2.43%
CIT Group Holdings, Inc.
  5.38%, 02/12/97 ..............  1,010,000    1,010,000
                                              ----------
COMMERCIAL SERVICES -- 4.12%
PHH Corp.
  5.32%, 01/24/97 ..............  1,720,000     1,714,154
                                              ----------
CONSUMER FINANCE -- 35.09%
American Express Credit Corp.
  5.28%, 01/02/97 ..............    910,000      910,000
American Express Credit Corp.
  5.40%, 01/30/97 ..............    350,000      350,000
American General Finance Corp.
  5.37%, 01/29/97 ..............    705,000      705,000
American General Finance Corp.
  5.36%, 02/03/97 ..............    600,000      600,000
American General Finance Corp.
  5.37%, 03/04/97 ..............    400,000      400,000
Associates Corp. of N. America
  5.35%, 01/08/97 ..............    500,000      500,000
Associates Corp. of N. America
  5.39%, 01/22/97 ..............    729,000      729,000
Associates Corp. of N. America
  5.45%, 02/19/97 ..............    593,000      593,000
AVCO Financial Services, Inc.
  5.40%, 01/15/97 ..............    980,000      980,000
AVCO Financial Services, Inc.
  5.30%, 02/12/97 ..............    655,000      650,950
Beneficial Corp.
  5.33%, 01/17/97 ..............    499,000      499,000
Beneficial Corp.
  5.52%, 01/30/97 ..............    825,000      825,000
Beneficial Corp.
  5.40%, 04/09/97 ..............    700,000      700,000
Commercial Credit Co.
  5.47%, 01/08/97 ..............    570,000      570,000
Household Finance Corp.
  5.47%, 01/13/97 ..............    740,000      740,000


                                  PRINCIPAL
                                   AMOUNT         VALUE
                                 ----------   ----------
Household Finance Corp.
  5.43%, 01/23/97 .............. $  400,000  $   400,000
Household Finance Corp.
  5.40%, 02/06/97 ..............    706,000      706,000
International Lease Finance
  Corp.
  5.30%, 01/23/97 ..............    548,000      546,225
International Lease Finance
  Corp.
  5.28%, 02/05/97 ..............    772,000      768,037
International Lease Finance
  Corp.
  5.30%, 03/06/97 ..............    450,000      445,760
Prudential Funding Corp.
  5.30%, 01/07/97 ..............    600,000      600,000
Prudential Funding Corp.
  5.46%, 02/24/97 ..............    650,000      650,000
Prudential Funding Corp.
  5.37%, 04/15/97 ..............    721,000      721,000
                                             -----------
                                              14,588,972
                                             -----------
ELECTRONICS -- 4.79%
General Electric Capital Corp.
  5.39%, 01/21/97 ..............    800,000      800,000
General Electric Capital Corp.
  5.41%, 03/17/97 ..............    900,000      900,000
General Electric Capital Corp.
  5.42%, 05/08/97 ..............    290,000      290,000
                                              ----------
                                               1,990,000
                                              ----------
FARM MACHINERY & EQUIPMENT --
  4.81%
John Deere Capital Corp.
  5.38%, 01/27/97 ..............    456,000      456,000
John Deere Capital Corp.
  5.35%, 01/29/97 ..............  1,144,000    1,144,000
John Deere Capital Corp.
  5.48%, 02/04/97 ..............    400,000      400,000
                                              ----------
                                               2,000,000
                                              ----------
FOOD PRODUCTS -- 5.28%
Philip Morris Cos., Inc.
  6.45%, 01/02/97 ..............  1,600,000    1,599,713
Philip Morris Cos., Inc.
  5.32%, 02/03/97 ..............    600,000      597,074
                                              ----------
                                               2,196,787
                                              ----------
FOREIGN GOVERNMENTS -- 2.76%
Province of Quebec
  5.43%, 01/06/97 ..............  1,150,000    1,149,133
                                              ----------
INSURANCE/MULTI-LINE -- 8.31%
Transamerica Financial Corp.
  5.31%, 01/28/97 ..............    953,000      949,205
Transamerica Financial Corp.
  5.28%, 03/14/97 ..............    650,000      643,136
USAA Capital Corp.
  5.34%, 01/13/97 ..............  1,030,000    1,028,167
USAA Capital Corp.
  5.32%, 02/25/97 ..............    590,000      585,205
USAA Capital Corp.
  5.32%, 02/27/97 ..............    250,000      247,894
                                              ----------
                                               3,453,607
                                              ----------
OFFICE EQUIPMENT -- 4.19%
IBM Credit Corp.
  5.33%, 01/16/97 ..............    520,000      502,000
IBM Credit Corp.
  5.36%, 03/27/97 ..............  1,240,000    1,240,000
                                              ----------
                                               1,742,000
                                              ----------

IAA TRUST MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 1996 (unaudited)
--------------------------------------------------------------------------------
IAA TRUST TAXABLE FIXED INCOME SERIES FUND, INC.
    IAA TRUST MONEY MARKET SERIES (CONTINUED)



                                  PRINCIPAL
                                   AMOUNT       VALUE
                                  ---------   -----------
COMMERCIAL PAPER (CONTINUED)
PHARMACEUTICALS -- 3.11%
Schering Corp.
  5.31%, 02/11/97 ..............  $1,300,000  $ 1,292,138
                                              -----------
TELEPHONE/UTILITY -- 4.82%
Ameritech Corp.
  5.33%, 02/13/97 ..............  2,019,000     2,006,146
                                              -----------
TOTAL COMMERCIAL PAPER
  (cost $40,999,801)............               40,999,801
                                              -----------


                                  PRINCIPAL
                                   AMOUNT        VALUE
                                  ---------   -----------
BONDS & NOTES -- 1.20%
U.S. GOVERNMENT AGENCIES
  (cost $500,000)
Student Loan Marketing
  Association
  6.07%, 07/03/97 ..............  $ 500,000   $   500,000
                                              -----------
TOTAL INVESTMENTS -- 99.80%
  (cost $41,499,801) ...........               41,499,801
                                              -----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 0.20% ..                   80,901
                                              -----------
NET ASSETS -- 100%  ............              $41,580,702
                                              ===========



                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 1996 (unaudited)
--------------------------------------------------------------------------------

                                                                                                            IAA TRUST
                                                                                                             TAXABLE
                                                                                                          FIXED INCOME
                                                                             IAA TRUST       IAA TRUST    SERIES FUND,
                                                            IAA TRUST          ASSET         TAX EXEMPT       INC.
                                                           GROWTH FUND,   ALLOCATION FUND,   BOND FUND,   MONEY MARKET
                                                               INC.             INC.            INC.         SERIES
                                                          --------------  ----------------  ------------  -------------
ASSETS:
 Investments in securities at value (cost $61,814,829,
   $8,980,144, $17,290,357 and $41,499,801,
   respectively)........................................   $92,715,243      $11,098,411     $17,650,003    $41,499,801
 Cash...................................................           992               --              --         88,766
 Receivable for securities sold.........................     2,566,315          452,759          41,942             --
 Receivable for capital stock sold......................        43,723           10,300              --             --
 Dividends and interest receivable......................       201,253           65,344         274,905        150,476
 Other assets...........................................        15,275            1,890           3,486          6,787
                                                           -----------      -----------     -----------    -----------
   Total assets.........................................    95,542,801       11,628,704      17,970,336     41,745,830
                                                           -----------      -----------     -----------    -----------
LIABILITIES:
 Payable for securities purchased.......................     2,419,320          417,850              --             --
 Payable for capital stock redeemed.....................        42,845            9,027              --             --
 Distributions payable..................................        73,321           43,062          36,942        146,338
 Accrued expenses and other liabilities.................        68,785           10,700          22,862         18,790
                                                           -----------      -----------     -----------    -----------
   Total liabilities....................................     2,604,271          480,639          59,804        165,128
                                                           -----------      -----------     -----------    -----------
NET ASSETS:
 Applicable to 4,807,351, 838,532, 2,087,721 and
   41,580,928 shares outstanding, respectively..........   $92,938,530      $11,148,065     $17,910,532    $41,580,702
                                                           ===========      ===========     ===========    ===========
NET ASSETS CONSIST OF:
 Capital paid-in........................................   $59,729,847      $ 9,031,438     $17,618,187    $41,580,830
 Undistributed (Distributions in excess of) net
   investment income....................................          (417)               4             793             --
 Accumulated net realized gain (loss) on investments....     2,308,686           (1,644)        (68,094)          (128)
 Net unrealized appreciation of investments.............    30,900,414        2,118,267         359,646             --
                                                           -----------      -----------     -----------    -----------
                                                           $92,938,530      $11,148,065     $17,910,532    $41,580,702
                                                           ===========      ===========     ===========    ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..........      $19.33           $13.29           $8.58          $1.00
                                                              ======           ======           =====          =====

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Six Months Ended December 31, 1996 (unaudited)
--------------------------------------------------------------------------------



                                                                                                               IAA TRUST
                                                                                                                TAXABLE
                                                                                                             FIXED INCOME
                                                                              IAA TRUST        IAA TRUST     SERIES FUND,
                                                            IAA TRUST           ASSET         TAX EXEMPT         INC.
                                                           GROWTH FUND,    ALLOCATION FUND,    BOND FUND,   MONEY MARKET
                                                               INC.             INC.             INC.           SERIES
                                                         ---------------  ----------------    -----------   ------------
INVESTMENT INCOME:
 Dividends..............................................    $  606,108        $  47,446        $      --       $      --
 Interest...............................................       334,224          171,903          482,911         953,632
                                                            ----------        ---------        ---------       ---------
   Total investment income..............................       940,332          219,349          482,911         953,632
                                                            ----------        ---------        ---------       ---------
EXPENSES:
 Investment advisory fees (Note E)......................       327,272           39,069           44,883          87,408
 Distribution expenses (Note E).........................        21,648            8,887           12,356              --
 Legal fees.............................................         1,690            1,477            1,484           2,760
 Transfer agent fees (Note E)...........................        35,328            4,236            7,481          20,601
 Auditing fees..........................................        21,698            2,513            3,769           8,659
 Printing...............................................         5,704              571              940           2,176
 Directors' fees........................................         2,521              605              655             754
 Administration fees (Note E)...........................        38,486            4,406            7,944          19,254
 Accounting fees (Note E)...............................        26,163           14,563           17,481          17,539
 Insurance..............................................        10,611            1,382            2,628           5,157
 Registration fees......................................         2,145            1,159            1,211           1,260
 Miscellaneous..........................................         3,025              613            1,008           1,914
                                                            ----------        ---------        ---------       ---------
   Total expenses.......................................       496,291           79,481          101,840         167,482
                                                            ----------        ---------        ---------       ---------
NET INVESTMENT INCOME...................................       444,041          139,868          381,071         786,150
                                                            ----------        ---------        ---------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS --
 Note (D):
 Net realized gain (loss) on investments................     3,290,201          215,772          (35,661)           (128)
 Net change in unrealized appreciation on investments...     5,004,665          417,619          445,721              --
                                                            ----------        ---------        ---------       ---------
  Net realized and unrealized gain (loss) on
   investments..........................................     8,294,866          633,391          410,060            (128)
                                                            ----------        ---------        ---------       ---------
INCREASE IN NET ASSETS FROM OPERATIONS..................    $8,738,907        $ 773,259        $ 791,131       $ 786,022
                                                            ==========        =========        =========       =========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                IAA TRUST                     IAA TRUST ASSET
                                                            GROWTH FUND, INC.              ALLOCATION FUND, INC.
                                                        -------------------------        -------------------------
                                                          SIX MONTHS                      SIX MONTHS
                                                            ENDED           YEAR             ENDED          YEAR
                                                           12/31/96         ENDED           12/31/96        ENDED
                                                         (UNAUDITED)       6/30/96        (UNAUDITED)      6/30/96
                                                        --------------   ---------       --------------   ---------
OPERATIONS:
 Net investment income ..............................   $    444,041    $  1,005,476    $    139,868    $    293,412
 Net realized gain on investments ...................      3,290,201       7,560,208         215,772         736,443
 Net change in unrealized appreciation of investments      5,004,665       6,380,518         417,619         385,622
                                                        ------------    ------------    ------------    ------------
 Increase in net assets from operations .............      8,738,907      14,946,202         773,259       1,415,477
                                                        ------------    ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income ..................................       (905,861)     (1,047,434)       (139,539)       (293,737)
 Realized gains on investments ......................     (5,135,058)     (6,467,667)       (670,310)       (250,319)
                                                        ------------    ------------    ------------    ------------
                                                          (6,040,919)     (7,515,101)       (809,849)       (544,056)
                                                        ------------    ------------    ------------    ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note (C) ........      5,440,099       6,792,238       1,101,709        (328,304)
                                                        ------------    ------------    ------------    ------------
 Total increase in net assets .......................      8,138,087      14,223,339       1,065,119         543,117
NET ASSETS:
 Beginning of period ................................     84,800,443      70,577,104      10,082,946       9,539,829
                                                        ------------    ------------    ------------    ------------
 End of period ......................................   $ 92,938,530    $ 84,800,443     $11,148,065     $10,082,946
                                                        ============    ============     ===========     ===========

                                                                                                            IAA TRUST
                                                                         IAA TRUST                    TAXABLE FIXED INCOME
                                                                   TAX EXEMPT BOND FUND,                SERIES FUND, INC.
                                                                           INC.                        MONEY MARKET SERIES
                                                                 -------------------------          -------------------------
                                                                   SIX MONTHS                        SIX MONTHS
                                                                     ENDED         YEAR                 ENDED             YEAR
                                                                    12/31/96       ENDED               12/31/96           ENDED
                                                                  (UNAUDITED)     6/30/96            (UNAUDITED)         6/30/96
                                                                 --------------  ---------          --------------      ---------
OPERATIONS:
 Net investment income .....................................     $    381,071      $    806,636      $    786,150      $  1,907,720
 Net realized gain (loss) on investments ...................          (35,661)           27,534              (128)             --
 Net change in unrealized appreciation of investments ......          445,721           141,343              --                --
                                                                 ------------      ------------      ------------      ------------
 Increase in net assets from operations ....................          791,131           975,513           786,022         1,907,720
                                                                 ------------      ------------      ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income .........................................         (378,552)         (808,361)         (786,211)       (1,907,605)
 Realized gains on investments .............................          (48,659)          (46,251)             --                --
                                                                 ------------      ------------      ------------      ------------
                                                                     (427,211)         (854,612)         (786,211)       (1,907,605)
                                                                 ------------      ------------      ------------      ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note (C) ...............         (197,107)       (1,209,728)        7,916,701        (2,751,388)
                                                                 ------------      ------------      ------------      ------------
 Total increase (decrease) in net assets ...................          166,813        (1,088,827)        7,916,512        (2,751,273)
NET ASSETS:
 Beginning of period .......................................       17,743,719        18,832,546        33,664,190        36,415,463
                                                                 ------------      ------------      ------------      ------------
 End of period .............................................     $ 17,910,532      $ 17,743,719      $ 41,580,702      $ 33,664,190
                                                                 ============      ============      ============      ============

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.



                                                                                                IAA TRUST
                                                                                            GROWTH FUND, INC.
                                                                 SIX MONTHS
                                                                    ENDED                  YEARS ENDED JUNE 30,
                                                                  12/31/96      ------------------------------------------
                                                                 (UNAUDITED)      1996       1995       1994       1993
                                                               ---------------  ---------  ---------  ---------  ---------
Net asset value, beginning of period.........................     $   18.88     $   17.23  $   15.16  $   17.55  $   17.23
                                                                  ---------     ---------  ---------  ---------  ---------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................          0.09          0.23       0.22       0.27       0.25
 Net gains or losses on securities (both realized and
   unrealized)...............................................          1.69          3.23       3.45      (0.63)      1.67
                                                                  ---------     ---------  ---------  ---------  ---------
   Total from investment operations..........................          1.78          3.46       3.67      (0.36)      1.92
                                                                  ---------     ---------  ---------  ---------  ---------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................         (0.20)        (0.25)     (0.17)     (0.22)     (0.29)
 Distributions from capital gains............................         (1.13)        (1.56)     (1.43)     (1.81)     (1.31)
                                                                  ---------     ---------  ---------  ---------  ---------
   Total distributions.......................................         (1.33)        (1.81)     (1.60)     (2.03)     (1.60)
                                                                  ---------     ---------  ---------  ---------  ---------
Net asset value, end of period...............................     $   19.33     $   18.88  $   17.23  $   15.16  $   17.55
                                                                  =========     =========  =========  =========  =========
TOTAL RETURN.................................................         20.64%**      21.51%     26.68%     (2.42%)    11.71%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................     $  92,939     $  84,800  $  70,577  $  59,448  $  70,785
 Ratio of expenses to average net assets*....................          1.14%**       1.12%      1.14%      1.24%      1.18%
 Ratio of net investment income to average net assets*.......          1.02%**       1.30%      1.41%      1.03%      1.36%
 Portfolio turnover..........................................         27.30%**      32.95%     31.84%     49.12%     55.36%
 Average Commission Rate Paid***.............................     $  0.0588     $  0.0645        N/A        N/A        N/A



                                                                 1992
                                                               ---------
Net asset value, beginning of period.........................  $   17.35
                                                               ---------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................       0.35
 Net gains or losses on securities (both realized and
   unrealized)...............................................       0.40
                                                               ---------
   Total from investment operations..........................       0.75
                                                               ---------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................      (0.38)
 Distributions from capital gains............................      (0.49)
                                                               ---------
   Total distributions.......................................      (0.87)
                                                               ---------
Net asset value, end of period...............................  $   17.23
                                                               =========

TOTAL RETURN.................................................       4.23%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................  $  76,147
 Ratio of expenses to average net assets*....................       0.85%
 Ratio of net investment income to average net assets*.......       1.91%
 Portfolio turnover..........................................      45.50%
 Average Commission Rate Paid***.............................        N/A



                                                                                                IAA TRUST
                                                                                       ASSET ALLOCATION FUND, INC.
                                                                 SIX MONTHS
                                                                    ENDED                  YEARS ENDED JUNE 30,
                                                                  12/31/96      ------------------------------------------
                                                                 (UNAUDITED)      1996       1995       1994       1993
                                                               ---------------  ---------  ---------  ---------  ---------
Net asset value, beginning of period.........................     $   13.39     $   12.29  $   11.08  $   11.60  $   11.20
                                                                  ---------     ---------  ---------  ---------  ---------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................          0.18          0.37       0.36       0.34       0.57
 Net gains or losses on securities (both realized and
   unrealized)...............................................          0.77          1.41       1.38      (0.25)      0.47
                                                                  ---------     ---------  ---------  ---------  ---------

   Total from investment operations..........................          0.95          1.78       1.74       0.09       1.04
                                                                  ---------     ---------  ---------  ---------  ---------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................         (0.18)        (0.37)     (0.34)     (0.34)     (0.57)
 Distributions from capital gains............................         (0.87)        (0.31)     (0.18)     (0.27)     (0.07)
 Distributions from return of capital........................         (0.00)        (0.00)     (0.01)     (0.00)     (0.00)
                                                                  ---------     ---------  ---------  ---------  ---------
   Total distributions.......................................         (1.05)        (0.68)     (0.53)     (0.61)     (0.64)
                                                                  ---------     ---------  ---------  ---------  ---------
Net asset value, end of period...............................     $   13.29     $   13.39  $   12.29  $   11.08  $   11.60
                                                                  =========     =========  =========  =========  =========
TOTAL RETURN.................................................         15.14%**      14.74%     16.29%      0.71%      9.58%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................     $  11,148     $  10,083  $   9,540  $   8,653  $   6,663
 Ratio of expenses to average net assets*....................          1.53%**       1.44%      1.46%      1.78%      1.71%
 Ratio of net investment income to average net assets*.......          2.69%**       2.81%      3.18%      2.98%      4.97%
 Portfolio turnover..........................................         16.34%**      33.77%     21.03%     17.39%     36.70%
 Average Commission Rate Paid***.............................     $  0.0767     $  0.0861        N/A        N/A        N/A



                                                                 1992
                                                               ---------

Net asset value, beginning of period.........................  $   10.74
                                                               ---------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................       0.68
 Net gains or losses on securities (both realized and
   unrealized)...............................................       0.55
                                                               ---------
   Total from investment operations..........................       1.23
                                                               ---------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................      (0.68)
 Distributions from capital gains............................      (0.09)
 Distributions from return of capital........................      (0.00)
                                                               ---------
   Total distributions.......................................      (0.77)
                                                               ---------
Net asset value, end of period...............................  $   11.20
                                                               =========
TOTAL RETURN.................................................      11.84%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................  $   6,233
 Ratio of expenses to average net assets*....................       1.51%
 Ratio of net investment income to average net assets*.......       6.20%
 Portfolio turnover..........................................      14.10%
 Average Commission Rate Paid***.............................        N/A







 * Average net assets have been computed based on the aggregate value of the Fund's daily net assets.
 ** Annualized.
*** Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission. The disclosure is required by the SEC beginning in 1996.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                                IAA TRUST
                                                                                        TAX EXEMPT BOND FUND, INC.
                                                                 SIX MONTHS
                                                                    ENDED                  YEARS ENDED JUNE 30,
                                                                  12/31/96      ------------------------------------------
                                                                 (UNAUDITED)      1996       1995       1994       1993
                                                               ---------------  ---------  ---------  ---------  ---------
Net asset value, beginning of period.........................     $    8.41     $    8.36  $    8.19  $    9.11  $    8.78
                                                                  ---------     ---------  ---------  ---------  ---------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................          0.18          0.37       0.39       0.39       0.46
 Net gains or losses on securities (both realized and
   unrealized)...............................................          0.19          0.07       0.20      (0.54)      0.33
                                                                  ---------     ---------  ---------  ---------  ---------
   Total from investment operations..........................          0.37          0.44       0.59      (0.15)      0.79
                                                                  ---------     ---------  ---------  ---------  ---------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................         (0.18)        (0.37)     (0.39)     (0.39)     (0.46)
 Distributions from capital gains............................         (0.02)        (0.02)     (0.03)     (0.38)      0.00
                                                                  ---------     ---------  ---------  ---------  ---------
   Total distributions.......................................         (0.20)        (0.39)     (0.42)     (0.77)     (0.46)
                                                                  ---------     ---------  ---------  ---------  ---------
 Net asset value, end of period..............................     $    8.58     $    8.41  $    8.36  $    8.19  $    9.11
                                                                  =========     =========  =========  =========  =========
TOTAL RETURN.................................................          8.93%**       5.30%      7.51%     (1.86%)      9.19%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................     $  17,911     $  17,744  $  18,833  $  19,095  $  20,026
 Ratio of expenses to average net assets*....................          1.13%**       1.08%      1.06%      1.15%      1.03%
 Ratio of net investment income to average net assets*.......          4.25%**       4.30%      4.79%      4.47%      5.11%
 Portfolio turnover..........................................         10.59%**      14.75%     24.89%     41.94%     39.60%



                                                                 1992
                                                               ---------
Net asset value, beginning of period.........................  $    8.44
                                                               ---------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................       0.49
 Net gains or losses on securities (both realized and
   unrealized)...............................................       0.34
                                                               ---------
   Total from investment operations..........................       0.83
                                                               ---------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................      (0.49)
 Distributions from capital gains............................       0.00
                                                               ---------
   Total distributions.......................................      (0.49)
                                                               ---------
 Net asset value, end of period..............................  $    8.78
                                                               =========
 TOTAL RETURN.................................................      10.05%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................  $  17,872
 Ratio of expenses to average net assets*....................       0.95%
 Ratio of net investment income to average net assets*.......       5.65%
 Portfolio turnover..........................................      20.30%



                                                                                                IAA TRUST
                                                                                  TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                                           MONEY MARKET SERIES
                                                                 SIX MONTHS
                                                                    ENDED                  YEARS ENDED JUNE 30,
                                                                  12/31/96      ------------------------------------------
                                                                 (UNAUDITED)      1996       1995       1994       1993
                                                               ---------------  ---------  ---------  ---------  ---------
Net asset value, beginning of period.........................     $    1.00     $    1.00  $    1.00  $    1.00  $    1.00
                                                                  ---------     ---------  ---------  ---------  ---------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................          0.02          0.05       0.05       0.03       0.02
                                                                  ---------     ---------  ---------  ---------  ---------
   Total from investment operations..........................          0.02          0.05       0.05       0.03       0.02
                                                                  ---------     ---------  ---------  ---------  ---------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................         (0.02)        (0.05)     (0.05)     (0.03)     (0.02)
                                                                  ---------     ---------  ---------  ---------  ---------
   Total distributions.......................................         (0.02)        (0.05)     (0.05)     (0.03)     (0.02)
                                                                  ---------     ---------  ---------  ---------  ---------
Net asset value, end of period...............................     $    1.00     $    1.00  $    1.00  $    1.00  $    1.00
                                                                  =========     =========  =========  =========  =========
TOTAL RETURN.................................................          4.54%**       4.82%      4.85%      2.86%      2.41%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................     $  41,581     $  33,664  $  36,415  $  38,699  $  33,302
 Ratio of expenses to average net assets* +..................          0.96%**       0.90%      0.73%      0.56%      0.58%
 Ratio of net investment income to average net assets*.......          4.50%**       4.74%      4.80%      2.83%      2.67%



                                                                 1992
                                                               ---------
Net asset value, beginning of period.........................  $    1.00
                                                               ---------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................................       0.03
                                                               ---------
   Total from investment operations..........................       0.03
                                                               ---------
 LESS DISTRIBUTIONS
 Dividends from net investment income........................      (0.03)
                                                               ---------
   Total distributions.......................................      (0.03)
                                                               ---------
Net asset value, end of period...............................  $    1.00
                                                               =========
TOTAL RETURN.................................................       3.49%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)........................  $  10,191
 Ratio of expenses to average net assets* +..................       1.32%
 Ratio of net investment income to average net assets*.......       3.60%


 * Average net assets have been computed based on the aggregate value of the Fund's daily net assets.
** Annualized.
 + After voluntary waiver of advisory fees. Before voluntary waiver of advisory fees, the ratio of expenses to average net assets was .97%, 1.06% and 1.02% for the years ended June 30, 1995, June 30, 1994 and June 30, 1993, respectively.

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1996 (unaudited)
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: IAA Trust Growth Fund, Inc. ("Growth Fund"), IAA Trust Asset Allocation Fund, Inc. ("Asset Allocation Fund"), IAA Trust Tax Exempt Bond Fund, Inc. ("Tax Exempt Bond Fund") and IAA Trust Taxable Fixed Income Series Fund, Inc. ("Taxable Fixed Income Series Fund"), formerly known as IAA Trust Money Market Fund, Inc., (collectively, "the Funds") are separately incorporated and registered companies under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   (1) SECURITY VALUATION: For the Growth Fund, the Asset Allocation Fund and the Tax Exempt Bond Fund, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities except short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Series of Taxable Fixed Income Series Fund, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

   (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. Securities gains and losses are determined on the identified cost basis.

   (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

   (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: In the Growth Fund, net investment income from investment transactions are distributed to shareholders twice a year. The Asset Allocation Fund and the Tax Exempt Bond Fund distribute net investment income to shareholders monthly. The Money Market Series of Taxable Fixed Income Series Fund declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed once a year. For the Growth Fund and the Asset Allocation Fund, distributions, if any, are made at the end of the fiscal year and calendar year.

NOTE (C) CAPITAL STOCK: At December 31, 1996, 10,000,000 shares of capital stock were authorized for each of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund. The shares of capital stock authorized for the Money Market Series of Taxable Fixed Income Series Fund were 100,000,000. The par value for each share of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund is $1.00 per share. The par value for each share of the Money Market Series is $0.10 per share.

Transactions in capital stock were as follows:


                                                          GROWTH FUND                            ASSET ALLOCATION FUND
                                           -------------------------------------------  ------------------------------------------
                                             SIX MONTHS ENDED          YEAR ENDED         SIX MONTHS ENDED         YEAR ENDED
                                            DECEMBER 31, 1996        JUNE 30, 1996       DECEMBER 31, 1996       JUNE 30, 1996
                                           ---------------------  ---------------------  --------------------  --------------------
                                            SHARES      AMOUNT      SHARES      AMOUNT    SHARES     AMOUNT     SHARES     AMOUNT
                                           ---------   ---------- ----------  ---------- ---------  ---------  ---------  ---------
Shares sold..............................    238,429  $ 4,458,008    367,621  $6,620,827    76,121  $  998,050   174,733 $2,278,506
Shares issued through reinvestment of
 dividends...............................    331,159    5,731,159    416,875   7,132,281    51,852     657,018    27,062    350,628
                                            --------  -----------   --------  ----------   -------  ----------  -------- ----------
                                             569,588   10,189,167    784,496  13,753,108   127,973   1,655,068   201,795  2,629,134
                                            --------  -----------   --------  ----------   -------  ----------  -------- ----------
Shares redeemed..........................   (254,463)  (4,749,068)  (388,989) (6,960,870)  (42,503)   (553,359) (224,935)(2,957,438)
                                            --------  -----------   --------  ----------   -------  ----------  -------- ----------
Net increase (decrease)..................    315,125  $ 5,440,099    395,507  $6,792,238    85,470  $1,101,709  (23,140) $ (328,304)
                                            ========  ===========   ========  ==========   =======  ==========  ======== ==========

IAA TRUST MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 1996 (unaudited) (continued)
--------------------------------------------------------------------------------


                                                                                   TAXABLE FIXED INCOME SERIES FUND
                                             TAX EXEMPT BOND FUND                        MONEY MARKET SERIES
                                  ------------------------------------------  ----------------------------------------------
                                    SIX MONTHS ENDED         YEAR ENDED           SIX MONTHS ENDED            YEAR ENDED
                                   DECEMBER 31, 1996       JUNE 30, 1996         DECEMBER 31, 1996          JUNE 30, 1996
                                 --------------------  ---------------------  ------------------------  --------------------
                                  SHARES     AMOUNT     SHARES      AMOUNT      SHARES        AMOUNT       SHARES        AMOUNT
                                 --------  ----------  --------  -----------  -----------  -----------  ------------  -----------

Shares sold.....................  247,405  $2,126,873    63,839  $   550,009   27,213,237   $27,213,237   51,403,909 $ 51,403,909
Shares issued through
 reinvestment of dividends......   32,889     280,671    64,497      549,480      636,823       636,823    1,795,132    1,795,132
                                 --------  ----------  --------  -----------  -----------   -----------  ----------- ------------
                                  280,294   2,407,544   128,336    1,099,489   27,850,060    27,850,060   53,199,041   53,199,041
                                 --------  ----------  --------  -----------  -----------   -----------  ----------- ------------
Shares redeemed................. (303,144) (2,604,651) (271,157)  (2,309,217) (19,933,359)  (19,933,359) (55,950,429) (55,950,429)
                                 --------  ----------  --------  -----------  -----------   -----------  ----------- ------------
Net increase (decrease).........  (22,850) $ (197,107) (142,821) $(1,209,728)   7,916,701   $ 7,916,701   (2,751,388) $(2,751,388)
                                 ========  ==========  ========  ===========  ===========   ===========  =========== ============

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. Government obligations and short-term notes for the six months ended December 31, 1996 were:


                                                                                            PURCHASES       SALES
                                                                                           ------------  ------------
Growth Fund..............................................................................  $ 11,007,823  $ 11,092,039
Asset Allocation Fund....................................................................  $  1,031,576  $    916,865
Tax Exempt Bond Fund.....................................................................  $    994,850  $    982,375

For the six months ended December 31, 1996, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities for the Asset Allocation Fund was $99,844 and $0, respectively.

For both Federal income tax and financial statement purposes, the identified cost of investments at December 31, 1996 was $61,814,829 for the Growth Fund, $8,980,144 for the Asset Allocation Fund, $17,290,357 for the Tax Exempt Bond Fund and $41,499,801 for the Money Market Series of Taxable Fixed Income Series Fund.

The gross unrealized appreciation/depreciation for book and tax purposes at December 31, 1996 consisted of the following:

                                                                                            APPRECIATION  DEPRECIATION
                                                                                            ------------  -----------
Growth Fund...............................................................................  $ 31,284,982   $ 384,568
Asset Allocation Fund.....................................................................  $  2,221,010   $ 102,743
Tax Exempt Bond Fund......................................................................  $    449,563   $  89,917


NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Under its Advisory Agreements with the Funds, IAA Trust Company (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each
Fund: Growth Fund 0.75%; Asset Allocation Fund 0.75%; Tax Exempt Bond Fund 0.50%; and Money Market Series of Taxable Fixed Income Series Fund 0.50%. These fees are accrued daily and paid to the Advisor monthly. IAA Trust Company serves as the Funds' Custodian, without compensation.

Under its agreements with the Funds, FPS Services, Inc., the Funds' Administrator, provides certain administrative services for which the Funds pay an annual fee at the following annual percentage rates of the combined average net assets of the Funds: 0.15% of the first $50,000,000; 0.10% on the next $50,000,000; and 0.05% of the balance. FPS Services, Inc., also serves as the Funds' Accounting and Transfer Agent.

FPS Broker Services, Inc. serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Asset Allocation Fund, and the Tax Exempt Bond Fund have each adopted a Plan of Distribution (the "Plans"), effective April 1, 1993. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum amount payable under the Plans, on an annual basis, is 0.25% of each Fund's average daily net assets. For the six months ended December 31, 1996, for the Growth Fund, the Asset Allocation Fund and the Tax Exempt Fund, the actual percentage of average daily net assets was 0.025%, 0.086% and 0.069%, respectively.

ANNUAL MEETING OF STOCKHOLDERS
--------------------------------------------------------------------------------

An Annual Meeting of Stockholders was held on September 30, 1996 for IAA Trust Growth Fund, Inc.; IAA Trust Asset Allocation Fund, Inc.; IAA Trust Tax Exempt Bond Fund, Inc.; and IAA Trust Taxable Fixed Income Series Fund, Inc. At the meetings, stockholders were asked to consider and act upon (1) the election of seven (7) Directors for the ensuing year; (2) the ratification or rejection of the selection by the Board of Directors of the firm of Coopers & Lybrand, L.L.P. as auditors and accountants for the fiscal year ending June 30, 1997.

The results of all matters voted on by stockholders of the Funds at the Annual Meetings held on September 30, 1996, were as follows:

A. ELECTION OF DIRECTORS

                                                                                           IAA TRUST
                                                                   IAA TRUST            ASSET ALLOCATION
                                                               GROWTH FUND, INC.           FUND, INC.
                                                             ----------------------  ----------------------
                                                                         WITHHOLD                WITHHOLD
                                                                FOR      AUTHORITY      FOR      AUTHORITY
                                                             ---------  -----------  ---------  -----------
Ronald R. Warfield.........................................  2,839,474      24,372     525,890           0
Herbert G. Allen...........................................  2,840,388      23,458     525,890           0
Nancy J. Erickson..........................................  2,810,877      52,969     522,467       3,423
William E. Klein, Sr.......................................  2,812,653      51,193     522,467       3,423
Ailene Miller..............................................  2,837,542      26,304     522,826       3,064
Rollie D. Moore............................................  2,840,091      23,755     522,826       3,064
Charlot R. Cole............................................  2,839,401      24,445     525,890           0


                                                                                       IAA TRUST TAXABLE
                                                                                             FIXED
                                                                                      INCOME SERIES FUND,
                                                                 IAA TRUST TAX                INC.
                                                             EXEMPT BOND FUND, INC.   MONEY MARKET SERIES
                                                             ----------------------  ----------------------
                                                                         WITHHOLD                WITHHOLD
                                                                FOR      AUTHORITY      FOR      AUTHORITY
                                                             ---------  -----------  ---------  -----------
Ronald R. Warfield.........................................  1,385,735      36,236   20,644,395    184,337
Herbert G. Allen...........................................  1,385,697      36,274   20,641,619    187,113
Nancy J. Erickson..........................................  1,385,735      36,236   20,589,207    239,525
William E. Klein, Sr.......................................  1,385,735      36,236   20,586,431    242,301
Ailene Miller..............................................  1,385,697      36,274   20,641,619    187,113
Rollie D. Moore............................................  1,381,128      40,843   20,644,395    184,337
Charlot R. Cole............................................  1,384,560      37,411   20,761,033     67,699

B. SELECTION OF AUDITORS


            IAA TRUST GROWTH FUND, INC.                      IAA TRUST ASSET ALLOCATION FUND, INC.
----------------------------------------------------  ----------------------------------------------------
      FOR             AGAINST           ABSTAIN             FOR             AGAINST           ABSTAIN
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   2,786,481            716              76,649           511,931              48              13,911


                                                                    IAA TRUST TAXABLE FIXED
                                                                    INCOME SERIES FUND, INC.
        IAA TRUST TAX EXEMPT BOND FUND, INC.                          MONEY MARKET SERIES
----------------------------------------------------  ----------------------------------------------------
      FOR             AGAINST           ABSTAIN             FOR             AGAINST           ABSTAIN
----------------  ----------------  ----------------  ----------------  ----------------  ----------------
   1,397,243             0               24,728          20,599,982            0              228,750

IAA TRUST MUTUAL FUNDS
IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
    Money Market Series

BOARD OF DIRECTORS
Ronald R. Warfield
Herbert G. Allen
Charlot R. Cole
Nancy J. Erickson
William E. Klein, Sr.
Ailene Miller
Rollie D. Moore

OFFICERS
Ronald R. Warfield, President
Bruce Finks, Vice-President
Gary E. Mede, Vice-President
Richard M. Miller, Vice-President
Rollie D. Moore, Vice-President
Paul M. Harmon, Secretary
Robert W. Weldon, Treasurer
Richard F. Day, Controller

INVESTMENT ADVISOR
IAA Trust Company
Bloomington, Illinois

DISTRIBUTOR
FPS Broker Services, Inc.
King of Prussia, Pennsylvania

TRANSFER AGENT
FPS Services, Inc.
King of Prussia, Pennsylvania

CUSTODIAN
IAA Trust Company
Bloomington, Illinois

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois


This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

                                                             F30-113-07 (2/97) 1



================================================================================


Semi-Annual Report
December 31, 1996









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IAA Trust Growth Fund, Inc.
IAA Trust Asset Allocation Fund, Inc.
IAA Trust Tax Exempt Bond Fund, Inc.
IAA Trust Taxable Fixed Income Series Fund, Inc.
    Money Market Series